MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000           NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the fiscal year ended September 30, 2000, the U.S. equity market experienced extreme volatility, with technology and telecommunications stocks leading the market both on the way up and on the decline. With many of these stocks trading significantly below their early-March peaks, investor's focal points shifted away from the potential market for technology products and what proved to be a short-lived belief in virtually unlimited growth potential for the Internet. Concerns over profitability and valuations became more prominent as a considerable number of these companies faced near-term liquidity crises and problems with the long-term viability of their business plans. However, a rotation out of technology stocks has been a major positive for sectors such as health care, because of an improving legislative environment and stronger fundamentals, as well as energy, with commodity prices near 10-year highs and surging technology-driven demand.

Despite an anemic high-yield bond market and a greatly reduced initial public offering calendar during the latter half of the period, the convertible market remained an attractive financing alternative that companies continued to tap into throughout the fiscal year.

PERFORMANCE

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Convertible Securities Trust's Class B shares posted a total return of 32.23 percent compared to 27.24 percent for the Goldman Sachs Convertible 100 Index. For the same period, the Fund's Class A, C and D shares returned 33.32 percent,
32.26 percent and 33.68 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Goldman Sachs Convertible 100 Index.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

Despite the recent market downturn, core positions in Internet infrastructure and semiconductors helped the Fund outperform its benchmark during the period. Overweighted positions in the energy and biotechnology sectors also benefited the Fund, in the sense that gains in these sectors helped to offset the steep Nasdaq decline. An upgrade in overall credit quality, partly through participation in the primary market, provided the Fund with greater downside protection during the market selloff. In addition, the proliferation of high-credit-quality convertibles with attractively valued underlying equities helped convertibles outperform the broader equity markets during the period.

PORTFOLIO STRATEGY

The Fund uses a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking thus to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. Over the past year, the Fund repositioned its sector weightings to better reflect the composition of the convertible universe, maintaining overweighted or underweighted positions based on the outlooks for various industries. The addition of high-quality large-cap issues has also improved the Fund's credit profile while offering substantial equity participation. As of September 30, 2000, the Fund had exposure to 53 different industries and a weighting of approximately 28 percent in equities.

In attempting to control volatility, the Fund generally concentrates on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertible securities with good risk/reward characteristics. These traits include a relatively high yield, to support the convertible if the underlying stock declines, and reasonable conversion premiums, to ensure participation in any appreciation of the underlying stock.

LOOKING AHEAD

Despite the significant gains made by convertibles during the fiscal year, we believe the market remains highly attractive from a risk/reward perspective. The recent improvement in the credit profile of the convertible universe and the more reasonable underlying equity valuations that have resulted from this year's market decline substantiate this view. The Fund's increased exposure to larger-capitalization names may benefit the Fund in difficult credit environments and provide broader participation in equity markets. It is our expectation that convertibles can perform well over the long run, offering potentially competitive returns in modestly increasing, stable or declining equity markets, though they may tend to lag equities during very strong periods.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FUND PERFORMANCE SEPTEMBER 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                 FUND         GOLDMAN SACHS (4)
September 1990  $10,000                 $10,000
September 1991  $11,893                 $12,568
September 1992  $12,569                 $14,830
September 1993  $15,488                 $17,565
September 1994  $16,265                 $18,012
September 1995  $18,490                 $21,404
September 1996  $21,209                 $24,403
September 1997  $26,168                 $30,449
September 1998  $22,501                 $28,183
September 1999  $25,790                 $34,203
September 2000  $34,102  (3)            $43,519

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                             AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------------------------
                      CLASS A SHARES*                                           CLASS B SHARES**
   -----------------------------------------------------      -----------------------------------------------------
   PERIOD ENDED 9/30/00                                       PERIOD ENDED 9/30/00
   -------------------------                                  -------------------------
   1 Year                      33.32%(1)       26.32%(2)      1 Year                      32.23%(1)       27.23%(2)
   Since Inception (7/28/97)   11.69%(1)        9.81%(2)      5 Years                     13.02%(1)       12.78%(2)
                                                              10 Years                    13.05%(1)       13.05%(2)

                      CLASS C SHARES+                                           CLASS D SHARES#
   -----------------------------------------------------     -----------------------------------------------------
   PERIOD ENDED 9/30/00                                      PERIOD ENDED 9/30/00
   -------------------------                                 -------------------------
   1 Year                       32.26%(1)       31.26%(2)    1 Year                       33.68%(1)
   Since Inception (7/28/97)    10.84%(1)       10.84%(2)    Since Inception (7/28/97)    11.93%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2000.
(4) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalization of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                    RATE     DATE       VALUE
--------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (62.8%)
           ADVERTISING/MARKETING SERVICES (0.6%)
$  2,000   Young & Rubicam, Inc. - 144A**.................................................   3.00%  01/15/05  $  1,917,400
                                                                                                              ------------
           AEROSPACE & DEFENSE (0.9%)
   4,000   Spacehab, Inc. - 144A**........................................................   8.00   10/15/07     2,807,520
                                                                                                              ------------
           AIR FREIGHT/COURIERS (1.0%)
   3,000   United Parcel Service of America...............................................   1.75   09/27/07     3,082,500
                                                                                                              ------------
           APPAREL/FOOTWEAR RETAIL (0.9%)
   2,800   Genesco Inc....................................................................   5.50   04/15/05     2,706,368
                                                                                                              ------------
           AUTO PARTS: O.E.M. (0.6%)
   2,600   MascoTech, Inc.................................................................   4.50   12/15/03     1,768,000
                                                                                                              ------------
           BIOTECHNOLOGY (4.3%)
   1,750   Alkermes, Inc..................................................................   3.75   02/15/07     1,319,255
   1,000   CV Therapeutics, Inc. - 144A**.................................................   4.75   03/07/07     1,340,880
   1,000   Human Genome Sciences, Inc.....................................................   3.75   03/15/07       972,020
   1,500   ImClone Systems Inc. - 144A**..................................................   5.50   03/01/05     1,831,815
   1,500   Invitrogen Corp. - 144A**......................................................   5.50   03/01/07     1,542,825
   4,925   Johnson & Johnson..............................................................   4.75   02/15/05     6,290,604
                                                                                                              ------------
                                                                                                                13,297,399
                                                                                                              ------------
           BROADCASTING (2.3%)
   4,000   Clear Channel Communications, Inc..............................................   1.50   12/01/02     3,724,520
   2,500   Scandinavian Broadcasting System SA (Luxembourg)...............................   7.00   12/01/04     3,509,050
                                                                                                              ------------
                                                                                                                 7,233,570
                                                                                                              ------------
           CABLE/SATELLITE TV (0.9%)
   2,030   EchoStar Communications Corp...................................................   4.875  01/01/07     2,701,666
                                                                                                              ------------
           COMPUTER COMMUNICATIONS (0.9%)
   1,850   Juniper Networks, Inc..........................................................   4.75   03/15/07     2,875,788
                                                                                                              ------------
           CONTRACT DRILLING (1.7%)
   6,000   Diamond Offshore Drilling, Inc. - 144A**.......................................   0.00   06/06/20     3,000,287
   3,500   Transocean Sedco Forex Inc.....................................................   0.00   05/24/20     2,182,087
                                                                                                              ------------
                                                                                                                 5,182,374
                                                                                                              ------------
           DATA PROCESSING SERVICES (0.4%)
   1,500   National Data Corp.............................................................   5.00   11/01/03     1,328,010
                                                                                                              ------------
           ELECTRICAL PRODUCTS (1.2%)
     600   Corning Inc....................................................................   4.875  03/01/08     3,841,350
                                                                                                              ------------
           ELECTRONIC COMPONENTS (1.7%)
   6,600   Sanmina Corp. - 144A**.........................................................   0.00   09/12/20     2,727,447
   3,500   Solectron, Inc.................................................................   0.00   01/27/19     2,587,657
                                                                                                              ------------
                                                                                                                 5,315,104
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
$  3,500   SCI Systems, Inc...............................................................   3.00%  03/15/07  $  3,560,480
                                                                                                              ------------
           ELECTRONIC PRODUCTION EQUIPMENT (2.4%)
   1,000   Advanced Energy Industries, Inc................................................   5.25   11/15/06       915,970
   2,000   ASM Lithography Holding N.V. (Netherlands) - 144A**............................   4.25   11/30/04     2,205,000
   5,500   Celestica, Inc. (Canada).......................................................   0.00   08/01/20     2,681,490
   2,500   Integrated Process Equipment Corp..............................................   6.25   09/15/04     1,685,400
                                                                                                              ------------
                                                                                                                 7,487,860
                                                                                                              ------------
           ELECTRONICS/APPLIANCES (1.2%)
   3,000   Semtech Corp. - 144A**.........................................................   4.50   02/01/07     3,578,010
                                                                                                              ------------
           ENGINEERING & CONSTRUCTION (1.6%)
   4,000   Emcor Group, Inc...............................................................   5.75   04/01/05     4,140,880
   1,000   Quanta Services, Inc...........................................................   4.00   07/01/07       802,960
                                                                                                              ------------
                                                                                                                 4,943,840
                                                                                                              ------------
           FINANCE/RENTAL/LEASING (0.2%)
     500   Providian Financial Corp.......................................................   3.25   08/15/05       560,625
                                                                                                              ------------
           FINANCIAL PUBLISHING/SERVICES (0.7%)
   3,000   Aether Systems, Inc............................................................   6.00   03/22/05     2,304,750
                                                                                                              ------------
           HOSPITAL/NURSING MANAGEMENT (1.2%)
   1,340   Emeritus Corp. - 144A**........................................................   6.25   01/01/06       508,383
   4,500   Health Management Associates, Inc. - 144A**....................................   0.25   08/16/20     3,265,450
                                                                                                              ------------
                                                                                                                 3,773,833
                                                                                                              ------------
           INDUSTRIAL CONGLOMERATES (0.7%)
   2,000   Hutchison Whampoa International - 144A**.......................................   2.875  09/15/03     2,013,750
                                                                                                              ------------
           INTERNET SOFTWARE/SERVICES (5.0%)
   3,800   America Online, Inc............................................................   0.00   12/06/19     1,936,729
   4,500   At Home Corp...................................................................   4.75   12/15/06     3,037,230
   1,250   BEA Systems, Inc...............................................................   4.00   12/15/06     2,957,775
   3,000   Critical Path, Inc.............................................................   5.75   04/01/05     2,661,390
   3,000   Digital Island, Inc............................................................   6.00   02/15/05     1,762,290
   2,000   Exodus Communications, Inc.....................................................   4.75   07/15/08     3,085,300
                                                                                                              ------------
                                                                                                                15,440,714
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           MAJOR TELECOMMUNICATIONS (2.9%)
$  2,500   Bell Atlantic Financial Service - 144A** (exchangeable into Cable & Wireless
             Communications common stock).................................................   4.25%  09/15/05  $  2,765,625
   5,000   Bell Atlantic Financial Service - 144A** (exchangeable into Telecom Corporation
             of New Zealand common stock).................................................   5.75   04/01/03     4,831,250
   3,000   Primus Telecommunications Group, Inc...........................................   5.75   02/15/07     1,258,680
                                                                                                              ------------
                                                                                                                 8,855,555
                                                                                                              ------------
           MANAGED HEALTH CARE (0.8%)
   3,000   Wellpoint Health Networks, Inc.................................................   0.00   07/02/19     2,326,402
                                                                                                              ------------
           MEDICAL/NURSING SERVICES (1.5%)
     488   Continucare Corp. - 144A**.....................................................   7.00   10/31/02       487,805
   1,660   Greenery Rehabilitation Group, Inc.............................................   8.75   04/01/15     1,231,512
   5,500   Universal Health Services, Inc. - 144A**.......................................   0.426  06/23/20     3,029,205
                                                                                                              ------------
                                                                                                                 4,748,522
                                                                                                              ------------
           MISCELLANEOUS COMMERCIAL SERVICES (2.1%)
   2,000   CheckFree Holdings Corp........................................................   6.50   12/01/06     1,791,160
     750   CheckFree Holdings Corp. - 144A**..............................................   6.50   12/01/06       671,685
   4,000   JMH Finance Ltd. - 144A**......................................................   4.75   09/06/07     4,087,500
                                                                                                              ------------
                                                                                                                 6,550,345
                                                                                                              ------------
           MULTI-LINE INSURANCE (1.1%)
   3,000   American International Group, Inc..............................................   0.50   05/15/07     3,453,150
                                                                                                              ------------
           OIL & GAS PRODUCTION (2.4%)
   4,500   Anadarko Petroleum Corp........................................................   0.00   03/07/20     3,714,410
   3,000   Kerr-McGee Corp................................................................   5.25   02/15/10     3,746,430
                                                                                                              ------------
                                                                                                                 7,460,840
                                                                                                              ------------
           OILFIELD SERVICES/EQUIPMENT (1.4%)
   2,000   Baker Hughes, Inc..............................................................   0.00   05/05/08     1,592,006
   5,000   Weatherford International, Inc. - 144A**.......................................   0.00   06/30/20     2,841,103
                                                                                                              ------------
                                                                                                                 4,433,109
                                                                                                              ------------
           PACKAGED SOFTWARE (3.6%)
   2,000   Mercury Interactive Corp. - 144A**.............................................   4.75   07/01/07     3,114,760
   8,000   Network Associates, Inc........................................................   0.00   02/13/18     3,099,571
   1,750   Rational Software Corp. - 144A**...............................................   5.00   02/01/07     3,626,385
     250   Siebel Systems, Inc............................................................   5.50   09/15/06     1,203,270
                                                                                                              ------------
                                                                                                                11,043,986
                                                                                                              ------------
           PHARMACEUTICALS: GENERIC DRUGS (0.8%)
   1,250   Alpharma Inc...................................................................   3.00   06/01/06     2,443,563
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS: OTHER (2.1%)
$  5,000   Alza Corp. - 144A**............................................................   0.00%  07/28/20  $  3,449,065
   2,000   Sepracor, Inc. - 144A**........................................................   5.00   02/15/07     3,000,000
                                                                                                              ------------
                                                                                                                 6,449,065
                                                                                                              ------------
           PROPERTY - CASUALTY INSURERS (0.5%)
     500   Berkshire Hathaway, Inc........................................................   1.00   12/02/01     1,600,050
                                                                                                              ------------
           REAL ESTATE INVESTMENT TRUSTS (2.0%)
   2,650   Center Trust Inc. (Series A)...................................................   7.50   01/15/01     2,583,750
   4,000   Macerich Co. (Eurobond)........................................................   7.25   12/15/02     3,505,000
                                                                                                              ------------
                                                                                                                 6,088,750
                                                                                                              ------------
           SEMICONDUCTORS (5.5%)
   1,000   Cirrus Logic, Inc..............................................................   6.00   12/15/03     1,669,500
   1,000   Conexant Systems, Inc..........................................................   4.00   02/01/07       723,970
   2,000   Conexant Systems, Inc. - 144A**................................................   4.00   02/01/07     1,447,940
   4,150   Cypress Semiconductor Corp.....................................................   3.75   07/01/05     3,939,139
   3,000   LSI Logic Corp.................................................................   4.00   02/15/05     2,422,170
   2,000   Texas Instruments, Inc. - 144A**...............................................   4.25   02/15/07     2,493,220
   1,000   TranSwitch Corp. - 144A**......................................................   4.50   09/12/05     1,228,450
   3,000   Vitesse Semiconductor Corp. - 144A**...........................................   4.00   03/15/05     3,100,530
                                                                                                              ------------
                                                                                                                17,024,919
                                                                                                              ------------
           SPECIALTY TELECOMMUNICATIONS (2.3%)
   5,500   Efficient Networks, Inc........................................................   5.00   03/15/05     3,601,400
   4,000   Level 3 Communications, Inc....................................................   6.00   03/15/10     3,430,040
   1,750   SA Telecommunications, Inc. - 144A** (a).......................................  10.00   08/15/06        52,500
                                                                                                              ------------
                                                                                                                 7,083,940
                                                                                                              ------------
           TELECOMMUNICATION EQUIPMENT (1.0%)
   1,000   Cyras Systems, Inc. - 144A**...................................................   4.50   08/15/05     1,200,000
   2,500   Gilat Satellite Networks Ltd. (Israel) - 144A**................................   4.25   03/15/05     1,874,000
                                                                                                              ------------
                                                                                                                 3,074,000
                                                                                                              ------------
           WIRELESS COMMUNICATIONS (1.2%)
   4,000   Nextel Communications, Inc. - 144A**...........................................   5.25   01/15/10     3,753,280
                                                                                                              ------------

           TOTAL CONVERTIBLE BONDS
           (COST $187,686,472)..............................................................................   194,110,387
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           CONVERTIBLE PREFERRED STOCKS (27.4%)
           AEROSPACE & DEFENSE (0.5%)
  50,000   Titan Capital Trust - 144A** $2.875....................................................  $  1,450,000
                                                                                                    ------------
           ALTERNATIVE POWER GENERATION (2.8%)
  50,000   AES Trust III $3.375...................................................................     5,175,000
  50,000   Calpine Capital Trust III - 144A** $2.50...............................................     3,409,375
                                                                                                    ------------
                                                                                                       8,584,375
                                                                                                    ------------
           AUTO PARTS: O.E.M. (0.0%)
 120,000   BTI Capital Trust - 144A** $3.25 *.....................................................        15,000
                                                                                                    ------------
           BIOTECHNOLOGY (0.5%)
  63,500   Sicor Inc. - 144A** $3.75..............................................................     1,643,062
                                                                                                    ------------
           BROADCASTING (0.1%)
     750   Radio One, Inc. - 144A** $65.00........................................................       433,125
                                                                                                    ------------
           CABLE/SATELLITE TV (1.3%)
  60,000   Cox Communications, Inc. $3.50.........................................................     3,210,000
  25,000   UnitedGlobalCom, Inc. (Series D) $3.50.................................................       820,312
                                                                                                    ------------
                                                                                                       4,030,312
                                                                                                    ------------
           DATA PROCESSING SERVICES (0.7%)
  38,000   Amdocs Automatic Common Exchange Securities $1.515.....................................     2,068,625
                                                                                                    ------------
           ELECTRIC UTILITIES (0.8%)
  32,500   Alliant Energy Resources, Inc. $4.912..................................................     1,820,000
  10,000   SEI Trust I $3.125.....................................................................       663,125
                                                                                                    ------------
                                                                                                       2,483,125
                                                                                                    ------------
           HOUSEHOLD/PERSONAL CARE (0.8%)
  35,000   Estee Lauder Automatic Common Exchange Security Trust $5.406...........................     2,476,250
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (0.6%)
  41,800   DECS Trust VI $2.465...................................................................     1,881,000
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (0.9%)
  72,000   International Paper Capital Trust $2.625...............................................     2,801,232
                                                                                                    ------------
           INTERNET SOFTWARE/SERVICES (0.3%)
  65,000   PSINet, Inc. (Series C) - 144A** $3.50.................................................     1,064,375
                                                                                                    ------------
           LIFE/HEALTH INSURANCE (1.7%)
  60,000   MetLife Capital Trust I $4.00..........................................................     5,100,000
                                                                                                    ------------
           MAJOR BANKS (0.9%)
 110,000   National Australia Bank, Ltd. $1.969 (Australia) (Units)+..............................     2,784,375
                                                                                                    ------------
           MAJOR TELECOMMUNICATIONS (0.7%)
  45,600   BroadWing, Inc. (Series B) $3.375......................................................     2,126,100
                                                                                                    ------------
           MEDICAL DISTRIBUTORS (1.0%)
  65,000   McKesson Financing Trust $2.50.........................................................     3,126,094
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MISCELLANEOUS MANUFACTURING (1.0%)
  64,000   Coltec Capital Trust $2.625............................................................  $  3,108,000
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (0.3%)
  33,000   Six Flags, Inc. $4.05..................................................................     1,039,500
                                                                                                    ------------
           OIL & GAS PIPELINES (1.0%)
  75,000   Coastal Corp. $1.656...................................................................     3,121,875
                                                                                                    ------------
           OIL & GAS PRODUCTION (3.0%)
  62,000   Apache Corp. $2.015....................................................................     3,181,375
  55,400   Kerr-McGee Corp. $1.825................................................................     2,956,975
  45,000   Newfield Financial Trust I $3.25.......................................................     3,150,000
                                                                                                    ------------
                                                                                                       9,288,350
                                                                                                    ------------
           PHARMACEUTICALS: OTHER (1.2%)
  50,000   Biovail Corp. $3.375 (Canada)..........................................................     3,750,000
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (1.2%)
  45,000   ACE Ltd. $4.125........................................................................     3,630,938
                                                                                                    ------------
           PUBLISHING: NEWSPAPERS (0.9%)
  21,700   Tribune Co. $3.14......................................................................     2,614,850
                                                                                                    ------------
           RAILROADS (1.7%)
  65,000   Canadian National Railway Co. $2.625 (Canada)..........................................     2,900,625
  60,400   Union Pacific Capital Trust $3.125.....................................................     2,448,314
                                                                                                    ------------
                                                                                                       5,348,939
                                                                                                    ------------
           REGIONAL BANKS (0.9%)
  75,000   CNB Capital Trust I $1.50..............................................................     2,859,375
                                                                                                    ------------
           SPECIALTY TELECOMMUNICATIONS (1.8%)
  10,000   Global Crossing Ltd. $16.875 (Bermuda).................................................     2,503,125
 127,500   Intermedia Communications, Inc. $1.75..................................................     2,956,406
                                                                                                    ------------
                                                                                                       5,459,531
                                                                                                    ------------
           TOOLS/HARDWARE (0.8%)
 109,000   Metromedia International Group, Inc. $3.625............................................     2,479,750
                                                                                                    ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $87,692,633).....................................................................    84,768,158
                                                                                                    ------------

           COMMON STOCKS (0.8%)
           COMPUTER PERIPHERALS (0.6%)
  20,000   EMC Corp.*.............................................................................     1,982,500
                                                                                                    ------------
           MEDICAL/NURSING SERVICES (0.2%)
 756,097   Continuecare Corp......................................................................       425,305
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (COST $2,420,828)......................................................................     2,407,805
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                    RATE     DATE       VALUE
--------------------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (7.9%)
           U.S. GOVERNMENT AGENCIES (b) (7.5%)
$ 15,200   Federal Home Loan Banks........................................................    6.28% 10/02/00  $ 15,197,349
   7,843   Federal Home Loan Mortgage Corp................................................    6.40  10/03/00     7,840,211
                                                                                                              ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $23,037,560)...............................................................................    23,037,560
                                                                                                              ------------

           REPURCHASE AGREEMENT (0.4%)REPURCHASE AGREEMENT (0.4%)
   1,304   The Bank of New York (dated 09/29/00; proceeds $1,304,176) (c)
             (COST $1,303,497)............................................................    6.25  10/02/00     1,303,497
                                                                                                              ------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $24,341,057)...............................................................................    24,341,057
                                                                                                              ------------

TOTAL INVESTMENTS
(COST $302,140,990) (D)...................................................................   98.9%    305,627,407

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.1       3,307,199
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 308,934,606
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
 + Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) Collateralized by $1,298,098 U.S. Treasury Note 6.75% due 05/15/05 valued at $1,329,568.
(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,557,162 and the aggregate gross unrealized depreciation is $33,070,745, resulting in net unrealized appreciation of $3,486,417.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

ASSETS:
Investments in securities, at value (cost $302,140,990).......................................  $305,627,407
Receivable for:
    Investments sold..........................................................................    10,324,584
    Interest..................................................................................     1,650,178
    Dividends.................................................................................       503,341
    Shares of beneficial interest sold........................................................       331,971
Prepaid expenses and other assets.............................................................        46,742
                                                                                                ------------
     TOTAL ASSETS.............................................................................   318,484,223
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     8,894,998
    Plan of distribution fee..................................................................       251,826
    Investment management fee.................................................................       153,584
    Shares of beneficial interest repurchased.................................................       135,898
Accrued expenses and other payables...........................................................       113,311
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     9,549,617
                                                                                                ------------
     NET ASSETS...............................................................................  $308,934,606
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $305,078,878
Net unrealized appreciation...................................................................     3,486,417
Accumulated undistributed net investment income...............................................     3,299,297
Accumulated net realized loss.................................................................    (2,929,986)
                                                                                                ------------
     NET ASSETS...............................................................................  $308,934,606
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $2,537,509
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       147,305
     NET ASSET VALUE PER SHARE................................................................        $17.23
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $18.18
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $297,821,102
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    17,290,722
     NET ASSET VALUE PER SHARE................................................................        $17.22
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $5,454,964
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       317,678
     NET ASSET VALUE PER SHARE................................................................        $17.17
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $3,121,031
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       181,148
     NET ASSET VALUE PER SHARE................................................................        $17.23
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $ 9,487,805
Dividends......................................................................................    4,771,001
                                                                                                 -----------

     TOTAL INCOME..............................................................................   14,258,806
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        5,448
Plan of distribution fee (Class B shares)......................................................    2,796,056
Plan of distribution fee (Class C shares)......................................................       41,437
Investment management fee......................................................................    1,727,075
Transfer agent fees and expenses...............................................................      318,919
Registration fees..............................................................................       71,488
Shareholder reports and notices................................................................       65,085
Professional fees..............................................................................       64,196
Custodian fees.................................................................................       22,041
Trustees' fees and expenses....................................................................       17,940
Other..........................................................................................       13,840
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,143,525
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    9,115,281
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................   48,588,509
Net change in unrealized appreciation..........................................................   16,994,467
                                                                                                 -----------

     NET GAIN..................................................................................   65,582,976
                                                                                                 -----------

NET INCREASE...................................................................................  $74,698,257
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR        FOR THE YEAR
                                                                            ENDED               ENDED
                                                                      SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................     $  9,115,281        $ 11,642,268
Net realized gain (loss)............................................       48,588,509          (8,530,348)
Net change in unrealized appreciation...............................       16,994,467          32,992,426
                                                                         ------------        ------------

     NET INCREASE...................................................       74,698,257          36,104,346
                                                                         ------------        ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares......................................................         (173,194)            (66,995)
Class B shares......................................................      (11,567,746)        (12,469,366)
Class C shares......................................................         (177,330)           (147,630)
Class D shares......................................................          (90,430)            (64,653)
                                                                         ------------        ------------

     TOTAL DIVIDENDS................................................      (12,008,700)        (12,748,644)
                                                                         ------------        ------------
Net increase (decrease) from transactions in shares of beneficial
  interest..........................................................       10,723,520         (56,326,246)
                                                                         ------------        ------------

     NET INCREASE (DECREASE)........................................       73,413,077         (32,970,544)

NET ASSETS:
Beginning of period.................................................      235,521,529         268,492,073
                                                                         ------------        ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,299,297 AND
    $6,220,842, RESPECTIVELY).......................................     $308,934,606        $235,521,529
                                                                         ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding
$2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $88,272,111 at September 30, 2000.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $241,987 and $1,721, respectively and received $17,393 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $420,332,938 and $417,008,261, respectively.

For the year ended September 30, 2000, the Fund incurred brokerage commissions of $500 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2000, the Fund incurred brokerage commissions of $3,160 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2000

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

included in Trustees' fees and expenses in the Statement of Operations amounted to $5,845. At September 30, 2000, the Fund had an accrued pension liability of $53,832 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

During the year ended September 30, 2000, the Fund utilized approximately $41,727,000 of its net capital loss carryover. At September 30, 2000, the Fund had a net capital loss carryover of approximately $2,581,000 which will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

As of September 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $21,003,692, accumulated undistributed net investment income was charged $28,126 and accumulated net realized loss was credited $21,031,818.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                       SEPTEMBER 30, 2000          SEPTEMBER 30, 1999
                                                                   ---------------------------  -------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................   2,234,888   $  36,412,837    1,099,363   $ 15,391,161
Reinvestment of dividends........................................       4,414          74,271        4,081         54,460
Redeemed.........................................................  (2,174,807)    (35,353,349)  (1,097,990)   (15,399,963)
                                                                   ----------   -------------   ----------   ------------
Net increase - Class A...........................................      64,495       1,133,759        5,454         45,658
                                                                   ----------   -------------   ----------   ------------
CLASS B SHARES
Sold.............................................................   5,143,466      87,901,083    2,569,889     35,097,104
Reinvestment of dividends........................................     560,459       9,322,906      751,728      9,953,748
Redeemed.........................................................  (5,467,632)    (92,276,914)  (7,420,340)   (99,844,911)
                                                                   ----------   -------------   ----------   ------------
Net increase (decrease) - Class B................................     236,293       4,947,075   (4,098,723)   (54,794,059)
                                                                   ----------   -------------   ----------   ------------
CLASS C SHARES
Sold.............................................................     151,647       2,577,327       95,253      1,240,659
Reinvestment of dividends........................................       8,511         141,837        8,572        113,534
Redeemed.........................................................     (54,353)       (901,245)     (84,273)    (1,108,464)
                                                                   ----------   -------------   ----------   ------------
Net increase - Class C...........................................     105,805       1,817,919       19,552        245,729
                                                                   ----------   -------------   ----------   ------------
CLASS D SHARES
Sold.............................................................     883,984      14,249,821       88,216      1,145,065
Reinvestment of dividends........................................          77           1,288           90          1,192
Redeemed.........................................................    (704,267)    (11,426,342)    (223,273)    (2,969,831)
                                                                   ----------   -------------   ----------   ------------
Net increase (decrease) - Class D................................     179,794       2,824,767     (134,967)    (1,823,574)
                                                                   ----------   -------------   ----------   ------------
Net increase (decrease) in Fund..................................     586,387   $  10,723,520   (4,208,684)  $(56,326,246)
                                                                   ==========   =============   ==========   ============

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                FOR THE YEAR ENDED SEPTEMBER 30,          JULY 28, 1997*
                                                              ------------------------------------           THROUGH
                                                                2000          1999          1998        SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $13.57        $12.45        $15.07             $14.31
                                                               ------        ------        ------             ------

Income (loss) from investment operations:
   Net investment income....................................     0.65          0.72          0.75               0.13
   Net realized and unrealized gain (loss)..................     3.83          1.18         (2.68)              0.78
                                                               ------        ------        ------             ------

Total income (loss) from investment operations..............     4.48          1.90         (1.93)              0.91
                                                               ------        ------        ------             ------

Less dividends from net investment income...................    (0.82)        (0.78)        (0.69)             (0.15)
                                                               ------        ------        ------             ------

Net asset value, end of period..............................   $17.23        $13.57        $12.45             $15.07
                                                               ======        ======        ======             ======

TOTAL RETURN+...............................................    33.32%        15.64%       (13.38)%             6.40%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.04%(3)      1.06%(3)      1.05 %(3)          1.15%(2)

Net investment income.......................................     3.91%(3)      5.31%(3)      5.16 %(3)          5.03%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................   $2,538        $1,124          $963                $50

Portfolio turnover rate.....................................      160%           87%           95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                              ----------------------------------------------------------------
                                                               2000++        1999++        1998++       1997*++         1996
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $13.57        $12.45        $15.07        $12.72        $11.67
                                                              --------      --------      --------      --------      --------

Income (loss) from investment operations:
   Net investment income....................................      0.52          0.61          0.65          0.60          0.55
   Net realized and unrealized gain (loss)..................      3.82          1.18         (2.70)         2.31          1.12
                                                              --------      --------      --------      --------      --------

Total income (loss) from investment operations..............      4.34          1.79         (2.05)         2.91          1.67
                                                              --------      --------      --------      --------      --------

Less dividends from net investment income...................     (0.69)        (0.67)        (0.57)        (0.56)        (0.62)
                                                              --------      --------      --------      --------      --------

Net asset value, end of period..............................    $17.22        $13.57        $12.45        $15.07        $12.72
                                                              ========      ========      ========      ========      ========

TOTAL RETURN+...............................................     32.23%        14.62%       (14.01)%       23.38%        14.70%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      1.80%(1)      1.85%(1)      1.81 %(1)     1.84%         1.89%

Net investment income.......................................      3.15%(1)      4.52%(1)      4.40 %(1)     4.45%         4.78%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $297,821      $231,510      $263,443      $316,633      $234,334

Portfolio turnover rate.....................................       160%           87%           95 %         182%          171%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                        FOR THE YEAR ENDED SEPTEMBER 30,         JULY 28, 1997*
                                                                        --------------------------------            THROUGH
                                                                         2000        1999         1998         SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............................      $13.54      $12.43       $15.06             $14.31
                                                                        -------     -------     --------             ------

Income (loss) from investment operations:
   Net investment income...........................................        0.53        0.63         0.64               0.12
   Net realized and unrealized gain (loss).........................        3.80        1.17        (2.68)              0.77
                                                                        -------     -------     --------             ------

Total income (loss) from investment operations.....................        4.33        1.80        (2.04)              0.89
                                                                        -------     -------     --------             ------

Less dividends from net investment income..........................       (0.70)      (0.69)       (0.59)             (0.14)
                                                                        -------     -------     --------             ------

Net asset value, end of period.....................................      $17.17      $13.54       $12.43             $15.06
                                                                        =======     =======     ========             ======

TOTAL RETURN+......................................................       32.26%      14.83%      (14.07)%             6.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................................        1.80%(3)    1.73%(3)     1.81 %(3)          1.92%(2)

Net investment income..............................................        3.15%(3)    4.64%(3)     4.40 %(3)          4.52%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............................      $5,455      $2,869       $2,390               $620

Portfolio turnover rate............................................         160%         87%          95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                        FOR THE YEAR ENDED SEPTEMBER 30,         JULY 28, 1997*
                                                                        --------------------------------            THROUGH
                                                                         2000        1999         1998         SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............................      $13.57      $12.44       $15.08             $14.31
                                                                        -------     -------     --------             ------

Income (loss) from investment operations:
   Net investment income...........................................        0.74        0.79         0.79               0.13
   Net realized and unrealized gain (loss).........................        3.77        1.15        (2.71)              0.80
                                                                        -------     -------     --------             ------

Total income (loss) from investment operations.....................        4.51        1.94        (1.92)              0.93
                                                                        -------     -------     --------             ------

Less dividends from net investment income..........................       (0.85)      (0.81)       (0.72)             (0.16)
                                                                        -------     -------     --------             ------

Net asset value, end of period.....................................      $17.23      $13.57       $12.44             $15.08
                                                                        =======     =======     ========             ======

TOTAL RETURN+......................................................       33.68%      15.81%      (13.19)%             6.42%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................................        0.80%(3)    0.85%(3)     0.81 %(3)          0.89%(2)

Net investment income..............................................        4.15%(3)    5.52%(3)     5.40 %(3)          4.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............................      $3,121         $18       $1,696                $21

Portfolio turnover rate............................................         160%         87%          95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 10, 1999, expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Convertible Securities Trust as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 10, 2000

       ------------------------------------------------------------------
                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       During the fiscal year ended September 30, 2000, 48.52% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.
       Of the Fund's ordinary income dividends paid during the fiscal year, 2.19% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
       ------------------------------------------------------------------

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Peter M. Avelar
Vice President
Ellen Gold
Assistant Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

--------------------------

MORGAN STANLEY
DEAN WITTER
CONVERTIBLE
SECURITIES TRUST

[GRAPHIC]

ANNUAL REPORT
SEPTEMBER 30, 2000